Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2017	€ 187,211	€ 4,967	€ 422,675	€ (14)	€ 22,793	€ (263,210)
Statement [LineItems]
Loss for the period	(41,375)					(41,375)
Other comprehensive income / (loss), net of tax	(9)			(9)
Total comprehensive income / (loss)	(41,384)			(9)		(41,375)
Share-based payment (Note 6)	4,679				4,679
Capital increase	210,025	610	209,415
Cost of capital increase	(13,118)		(13,118)
Equity at Mar. 31, 2018	347,413	5,577	618,972	(23)	27,472	(304,585)
Equity at Dec. 31, 2018	280,050	5,659	625,250	3	42,445	(393,307)
Statement [LineItems]
Loss for the period	(53,637)					(53,637)
Other comprehensive income / (loss), net of tax	559			559
Total comprehensive income / (loss)	(53,078)			559		(53,637)
Share-based payment (Note 6)	9,435				9,435
Capital increase	511,955	642	511,313
Cost of capital increase	(31,701)		(31,701)
Equity at Mar. 31, 2019	€ 716,661	€ 6,301	€ 1,104,862	€ 562	€ 51,880	€ (446,944)